DEBT - Debt Maturity Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 2,250
2023	2,250
2024	2,250
2025	2,250
2026 and thereafter	214,875
Total debt	$ 223,875	$ 203,851